Consolidated Statements of Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (44,326,409)	$ (39,908,233)	$ (17,918,395)
Other comprehensive income, net of tax
Foreign currency translation adjustments	(701,895)	4,578,301	400,568
Comprehensive loss	(45,028,304)	(35,329,932)	(17,517,827)
Comprehensive income attributable to non-controlling interest	716	1,737	8,400
Comprehensive loss attributable to Acorn International, Inc.	$ (45,029,020)	$ (35,331,669)	$ (17,526,227)